One Year Fee Waiver Or Expense Reimbursement [Member] Expense Example - Payden Global Low Duration Fund - Payden Global Low Duration Fund (Investor Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 855